Schedule of Condensed Consolidating Guarantor Statements of Operations (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Revenues
Sales of VOI's, net	$ 145,000,000		$ 130,000,000							$ 406,000,000	$ 359,000,000	$ 508,000,000		$ 492,000,000	$ 520,000,000
Sales, Marketing, license and other fees	127,000,000		136,000,000							401,000,000	382,000,000	499,000,000		457,000,000	300,000,000
Financing	38,000,000		34,000,000							109,000,000	100,000,000	134,000,000		127,000,000	121,000,000
Resort and club management	37,000,000		33,000,000							108,000,000	98,000,000	143,000,000		125,000,000	112,000,000
Rental and ancillary service	45,000,000		41,000,000							138,000,000	135,000,000	173,000,000		164,000,000	157,000,000
Cost reimbursements	34,000,000		33,000,000							102,000,000	94,000,000	126,000,000		110,000,000	107,000,000
Total revenues	426,000,000	$ 415,000,000	407,000,000	$ 391,000,000	$ 370,000,000	$ 381,000,000	$ 373,000,000	$ 360,000,000	$ 361,000,000	1,264,000,000	1,168,000,000	1,583,000,000		1,475,000,000	1,317,000,000
Expenses
Cost of VOI sales	40,000,000		44,000,000							107,000,000	110,000,000	152,000,000		173,000,000	126,000,000
Sales and marketing	171,000,000		157,000,000							492,000,000	443,000,000	605,000,000		541,000,000	479,000,000
Financing	11,000,000		8,000,000							32,000,000	24,000,000	32,000,000		32,000,000	33,000,000
Resort and club management	12,000,000		9,000,000							32,000,000	25,000,000	36,000,000		32,000,000	29,000,000
Rental and ancillary service	30,000,000		30,000,000							88,000,000	86,000,000	113,000,000		113,000,000	110,000,000
General and administrative	23,000,000		24,000,000							75,000,000	61,000,000	92,000,000		57,000,000	40,000,000
Depreciation and amortization	7,000,000		6,000,000							21,000,000	17,000,000	24,000,000		22,000,000	18,000,000
License fee expense	22,000,000		22,000,000							65,000,000	61,000,000	80,000,000		74,000,000	62,000,000
Cost reimbursements	34,000,000		33,000,000							102,000,000	94,000,000	126,000,000		110,000,000	107,000,000
Total operating expenses	350,000,000	339,000,000	333,000,000	304,000,000	284,000,000	291,000,000	281,000,000	286,000,000	296,000,000	1,014,000,000	921,000,000	1,260,000,000		1,154,000,000	1,004,000,000
Gain (loss) on foreign currency transactions	1,000,000		1,000,000							1,000,000	2,000,000	0		0	(2,000,000)
Allocated Parent interest expense	0		(7,000,000)							0	(20,000,000)	(26,000,000)		(29,000,000)	(36,000,000)
Interest expense	(7,000,000)		0							(21,000,000)	0	(3,000,000)		0	0
Equity in earnings from unconsolidated affiliate	1,000,000		0							1,000,000	0
Other gain (loss), net	0		0							0	(1,000,000)	(1,000,000)		0	5,000,000
Income (loss) before income taxes	71,000,000	65,000,000	68,000,000	80,000,000	80,000,000	83,000,000	85,000,000	67,000,000	57,000,000	231,000,000	228,000,000	293,000,000		292,000,000	280,000,000
Income tax expense	(28,000,000)		(33,000,000)							(87,000,000)	(98,000,000)	(125,000,000)		(118,000,000)	(113,000,000)
Income (loss) before equity in earnings (loss) from subsidiaries										144,000,000	130,000,000	168,000,000		174,000,000	167,000,000
Net income (loss)	42,700,978	$ 38,000,000	34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	143,742,500	129,727,071	168,000,000	[1]	174,000,000	167,000,000
Operating segments
Revenues
Total revenues	$ 400,000,000		$ 382,000,000							1,186,000,000	1,094,000,000	1,482,000,000		1,385,000,000	1,225,000,000
Operating segments | Parent Company
Expenses
Allocated Parent interest expense											(11,000,000)	(17,000,000)
Income (loss) before income taxes											(11,000,000)	(17,000,000)
Income (loss) before equity in earnings (loss) from subsidiaries											(11,000,000)	(17,000,000)
Equity in earnings (loss) from subsidiaries										144,000,000	141,000,000	185,000,000
Net income (loss)										144,000,000	130,000,000	168,000,000
Operating segments | Subsidiary Issuer
Expenses
General and administrative												1,000,000
Total operating expenses												1,000,000
Interest expense										(21,000,000)		(3,000,000)
Income (loss) before income taxes										(21,000,000)		(4,000,000)
Income (loss) before equity in earnings (loss) from subsidiaries										(21,000,000)		(4,000,000)
Equity in earnings (loss) from subsidiaries										165,000,000		189,000,000
Net income (loss)										144,000,000		185,000,000
Operating segments | Guarantor Subsidiaries
Revenues
Sales of VOI's, net										380,000,000	356,000,000	495,000,000		488,000,000	517,000,000
Sales, Marketing, license and other fees										407,000,000	382,000,000	501,000,000		457,000,000	300,000,000
Financing										50,000,000	59,000,000	73,000,000		60,000,000	39,000,000
Resort and club management										106,000,000	97,000,000	143,000,000		125,000,000	112,000,000
Rental and ancillary service										136,000,000	133,000,000	171,000,000		161,000,000	154,000,000
Cost reimbursements										99,000,000	92,000,000	123,000,000		106,000,000	103,000,000
Total revenues										1,178,000,000	1,119,000,000	1,506,000,000		1,397,000,000	1,225,000,000
Expenses
Cost of VOI sales										105,000,000	109,000,000	150,000,000		172,000,000	125,000,000
Sales and marketing										487,000,000	443,000,000	605,000,000		542,000,000	479,000,000
Financing										13,000,000	13,000,000	18,000,000		16,000,000	15,000,000
Resort and club management										30,000,000	25,000,000	36,000,000		32,000,000	29,000,000
Rental and ancillary service										87,000,000	81,000,000	108,000,000		108,000,000	104,000,000
General and administrative										72,000,000	61,000,000	91,000,000		57,000,000	40,000,000
Depreciation and amortization										21,000,000	17,000,000	24,000,000		22,000,000	18,000,000
License fee expense										65,000,000	61,000,000	80,000,000		74,000,000	62,000,000
Cost reimbursements										99,000,000	92,000,000	123,000,000		106,000,000	103,000,000
Total operating expenses										979,000,000	902,000,000	1,235,000,000		1,129,000,000	975,000,000
Gain (loss) on foreign currency transactions										1,000,000	2,000,000				(2,000,000)
Allocated Parent interest expense											(9,000,000)	(9,000,000)		(29,000,000)	(36,000,000)
Equity in earnings from unconsolidated affiliate										1,000,000
Other gain (loss), net											(1,000,000)	(1,000,000)			5,000,000
Income (loss) before income taxes										201,000,000	209,000,000	261,000,000		239,000,000	217,000,000
Income tax expense										(86,000,000)	(98,000,000)	(125,000,000)		(118,000,000)	(113,000,000)
Income (loss) before equity in earnings (loss) from subsidiaries										115,000,000	111,000,000	136,000,000		121,000,000	104,000,000
Equity in earnings (loss) from subsidiaries										50,000,000	30,000,000	53,000,000		53,000,000	63,000,000
Net income (loss)										165,000,000	141,000,000	189,000,000		174,000,000	167,000,000
Operating segments | Non-Guarantor Subsidiaries
Revenues
Sales of VOI's, net										26,000,000	3,000,000	13,000,000		4,000,000	3,000,000
Sales, Marketing, license and other fees										2,000,000	1,000,000	2,000,000		2,000,000	1,000,000
Financing										64,000,000	44,000,000	66,000,000		73,000,000	89,000,000
Resort and club management										2,000,000	1,000,000
Rental and ancillary service										2,000,000	2,000,000	2,000,000		3,000,000	3,000,000
Cost reimbursements										3,000,000	2,000,000	3,000,000		4,000,000	4,000,000
Total revenues										99,000,000	53,000,000	86,000,000		86,000,000	100,000,000
Expenses
Cost of VOI sales										2,000,000	1,000,000	2,000,000		1,000,000	1,000,000
Sales and marketing										13,000,000	1,000,000	4,000,000		1,000,000	1,000,000
Financing										24,000,000	14,000,000	19,000,000		22,000,000	25,000,000
Resort and club management										2,000,000
Rental and ancillary service										1,000,000	5,000,000	5,000,000		5,000,000	6,000,000
General and administrative										3,000,000
Cost reimbursements										3,000,000	2,000,000	3,000,000		4,000,000	4,000,000
Total operating expenses										48,000,000	23,000,000	33,000,000		33,000,000	37,000,000
Income (loss) before income taxes										51,000,000	30,000,000	53,000,000		53,000,000	63,000,000
Income tax expense										(1,000,000)
Income (loss) before equity in earnings (loss) from subsidiaries										50,000,000	30,000,000	53,000,000		53,000,000	63,000,000
Net income (loss)										50,000,000	30,000,000	53,000,000		53,000,000	63,000,000
Consolidation, Eliminations
Revenues
Sales, Marketing, license and other fees										(8,000,000)	(1,000,000)	(4,000,000)		(2,000,000)	(1,000,000)
Financing										(5,000,000)	(3,000,000)	(5,000,000)		(6,000,000)	(7,000,000)
Total revenues										(13,000,000)	(4,000,000)	(9,000,000)		(8,000,000)	(8,000,000)
Expenses
Sales and marketing										(8,000,000)	(1,000,000)	(4,000,000)		(2,000,000)	(1,000,000)
Financing										(5,000,000)	(3,000,000)	(5,000,000)		(6,000,000)	(7,000,000)
Total operating expenses										(13,000,000)	(4,000,000)	(9,000,000)		(8,000,000)	(8,000,000)
Equity in earnings (loss) from subsidiaries										(359,000,000)	(171,000,000)	(427,000,000)		(53,000,000)	(63,000,000)
Net income (loss)										$ (359,000,000)	$ (171,000,000)	$ (427,000,000)		$ (53,000,000)	$ (63,000,000)

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.